Loan Operations and Lease Operations Portfolio - Summary of Loan Operations and Lease Operations by Maturity (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	R$ 493,367	R$ 490,366
Overdue as from 1 day [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	17,622	16,843
Falling due up to 3 months [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	127,402	130,313
Falling due more than 3 months but less than 1 year [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	116,089	112,923
Falling due after 1 year [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	R$ 232,254	R$ 230,287